Incorporated herein by reference is a supplement to the prospectus of MFS Global Real Estate Fund, a series of MFS Series Trust XIII (File No. 02-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 19, 2014 (SEC Accession No. 0001104659-14-087797).

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